Convertible Promissory Notes (Details 4)			12 Months Ended
	Nov. 02, 2016	Sep. 09, 2016	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Jan. 15, 2018 USD ($)	Dec. 15, 2017 USD ($)	Nov. 14, 2017 USD ($)	Nov. 07, 2017 USD ($)	Oct. 01, 2017 USD ($)	Jul. 26, 2017 USD ($)
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.68%	0.59%
Expected volatility	156.70%	152.32%
Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Principal Amount							$ 1,000,000	$ 1,000,000	$ 550,000	$ 300,000
Accrued at a rate								25.00%	50.00%	50.00%
Accrued interest				$ 127,915								$ 13,185
Unpaid interest						$ 25,000
Grown Rogue Unlimited LLC [Member] | ShareBasedPaymentAwardOptionsGrantsInPeriodWeightedAverageExercisePrice
IfrsStatementLineItems [Line Items]
Principal Amount											$ 250,000
Accrued at a rate											50.00%
Accrued interest											$ 15,000
Unpaid interest					$ 46,250
Conversion Option Three [Member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate			1.15%
Expected life			3 months
Expected volatility			60.00%
Share price | shares			612
Conversion price at time of conversion			$ 612